13F-HR
          06/30/2002

             0000846633
             e$e3akrv

          NONE
     1

            STEVE WALLACE
           (703) 243-4433

    stevew@sipemi.com

            13F-HR
       FORM 13F COMBINATION REPORT

               UNITED STATES
                SECURITIES AND EXCHANGE COMMISSION
			         WASHINGTON, D.C. 20549
                    FORM 13F COVER PAGE
REPORT FOR THE CALENDAR YEAR OR QUARTER ENDED: 06/30/2002
Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.): [ ] is a restatment.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this report:

Name: STRATEGIC INVESTMENT MANAGEMENT
Address: 1001 19th Street, North, 16th Floor
          Arlington, VA 22209-1722

13F File Number: 28-2437

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this report on Behalf of Reporting Manager:

Name: Kenneth Grossfield
Title: General Counsel
Phone #: (703) 243-4433
Signature, Place, and Date of Signing:
Kenneth Grossfield               Arlington, Virginia      08/15/2002

Report Type (Check only one.)
[ ]      13F HOLDING REPORT
[ ]      13F NOTICE
[X]      13F COMBINATION REPORT

List of other Managers Reporting for this manager:
No.   13F File#	          Name
 1   028-06044            CRA Real Estate Securities
 2   028-05582            First Quadrant Corp.
 3   028-04099            Loomis, Sayles and Co.
 4   028-02842            Numeric Investors, L.P.
 5   028-00290            The Northern Trust Co.
 6   028-00620            Mellon Bank, N.A.
 7   028-5416             Denver Investment Advisers
 8   028-07082            Analytic Investors

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    1

FORM 13F Information Table Entry Total:                 3
FORM 13F Information Table Value Total:                             6,200

List of other Included Managers:
No.    13F File #         Name

  1                       Polaris Capital

                                        FORM 13F INFORMATION TABLE
                              TITLE                FAIR MARKET      SHARES OR                                 VOTING AUTHORITY
                              OF                     VALUE          PRINCIPAL     SH/ INVESTMENT OTHER            (SHARES)
NAME OF ISSUER                CLASS   CUSIP        (x$1000)          AMOUNT       PRN DISCRETION MNGRS      SOLE   SHARED      NONE
------------------------------------------------------------------------------------------------------------------------------------
AU Optronics Corp             ADR     002255107        83           10,000        SH    SOLE       1      10,000
IShares TR                    Russell 464287689     4,026           78,472        SH    SOLE              78,472
IShares Inc                   MSCIJap 464286848     2,091          247,450        SH    SOLE             247,450